Financial Instruments (Details) - Schedule of forecastability to adjust timely information provision matrix - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of forecastability to adjust timely information provision matrix [Line Items]
Total book value	$ 15,523,390	$ 36,308,109
Loss allowance	1,481,779	1,486,291
Not past due [Member]
Financial Instruments (Details) - Schedule of forecastability to adjust timely information provision matrix [Line Items]
Total book value	11,022,374	29,794,677
Loss allowance	324,060	77,930
Up to 180 days past due [Member]
Financial Instruments (Details) - Schedule of forecastability to adjust timely information provision matrix [Line Items]
Total book value	4,091,598	5,049,007
Loss allowance	754,722	$ 75,704
Up to 365 days past due [Member]
Financial Instruments (Details) - Schedule of forecastability to adjust timely information provision matrix [Line Items]
Expected loss rate		21.45%
Total book value	409,418	$ 167,750
Loss allowance	$ 402,997	$ 35,982
Over 366 days past due [Member]
Financial Instruments (Details) - Schedule of forecastability to adjust timely information provision matrix [Line Items]
Expected loss rate	100.00%	100.00%
Total book value		$ 1,296,675
Loss allowance		$ 1,296,675
Bottom of Range [Member] | Not past due [Member]
Financial Instruments (Details) - Schedule of forecastability to adjust timely information provision matrix [Line Items]
Expected loss rate	0.03%	0.24%
Bottom of Range [Member] | Up to 180 days past due [Member]
Financial Instruments (Details) - Schedule of forecastability to adjust timely information provision matrix [Line Items]
Expected loss rate	0.15%	1.00%
Bottom of Range [Member] | Up to 365 days past due [Member]
Financial Instruments (Details) - Schedule of forecastability to adjust timely information provision matrix [Line Items]
Expected loss rate	1.40%
Top of Range [Member] | Not past due [Member]
Financial Instruments (Details) - Schedule of forecastability to adjust timely information provision matrix [Line Items]
Expected loss rate	6.30%	0.29%
Top of Range [Member] | Up to 180 days past due [Member]
Financial Instruments (Details) - Schedule of forecastability to adjust timely information provision matrix [Line Items]
Expected loss rate	100.00%	2.00%
Top of Range [Member] | Up to 365 days past due [Member]
Financial Instruments (Details) - Schedule of forecastability to adjust timely information provision matrix [Line Items]
Expected loss rate	100.00%